Financial assets, liabilities and financial results (telecom activities) - Bonds - Issues and repayments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2016	Mar. 31, 2014
Disclosure of detailed information about borrowings [line items]
Total of issuances	€ 500
Total of repayments	€ (1,488)
Bonds maturing September 11, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.875%
Total of issuances	€ 500
Bonds maturing July 16, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	6.50%
Total of repayments	€ (30)
Bonds Maturing June 29 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.75%
Bonds maturing March 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.50%
Total of repayments	€ (500)
Bonds maturing October 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.23%
Total of repayments	€ (85)
Bonds maturing December 22, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.55%
Total of repayments	€ (48)
Bonds maturing January 9, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.125%
Bonds maturing July 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.125%
Bonds maturing May 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.00%
Bonds maturing September 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.00%
Bonds maturing September 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.35%
Bonds maturing November 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.20%
Bonds maturing December 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.25%
Bonds Maturing June 29, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.00%
Bonds maturing September 4, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.00%
Bonds maturing November 30, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.125%
Bonds maturing February 3, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.875%
Bonds maturing July 7, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.25%
Bonds maturing July 15, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	6.50%
Bonds maturing September 9, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.50%
Bonds maturing March 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.375%
Bonds maturing April 11, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.22%
Bonds maturing July 24, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.955%
Bonds maturing November 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	8.125%
Bonds maturing January 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.00%
Bonds maturing April 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.30%
Bonds maturing June 22, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.625%
Bonds maturing September 16, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.125%
Bonds maturing January 16, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.375%
Bonds maturing September 12, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.875%
Bonds maturing September 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.60%
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.00%	2.00%
Bonds maturing March 1, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	9.00%		8.75%
Bonds maturing May 29, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.342%
Bonds maturing December 5, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.30%
Bonds maturing December 8, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.35%
Bonds maturing January 5, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.45%
Bonds maturing January 15, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.25%
Bonds maturing April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.625%
Bonds maturing September 4, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.50%
Bonds maturing January 28, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	8.125%
Bonds maturing September 30, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.75%
Bonds maturing January 23, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.625%
Bonds maturing June 12, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.07%
Bonds maturing July 11, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.20%
Bonds maturing April 16, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.50%
Bonds maturing January 13, 2042 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.375%
Bonds maturing February 6, 2044 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.50%
Bonds maturing September 4, 2049 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.375%
Bonds maturing November 22, 2050 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.375%
Bonds maturing May 18, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.375%
Bonds maturing November 16, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.625%
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.75%
Total of repayments	€ (744)
Bonds maturing December 18, 2025, 3.97 percent [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.97%
Total of repayments	€ (14)
Bonds maturing December 18, 2025, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Total of repayments	€ (9)
Bonds maturing December 18, 2025, variable rate [member] | One year BDT rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment (as a percent)	1.00%
Bonds maturing December 10, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.40%
Total of repayments	€ (13)
Bonds maturing December 10, 2026, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Total of repayments	€ (10)
Bonds maturing December 10, 2026, variable rate [member] | One year BDT rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment (as a percent)	0.85%
Bonds Maturing June 3, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.60%
Bond Maturing June 3, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.60%
Total of repayments	€ (7)
Bonds maturing June 3, 2026 Variable Rate [member]
Disclosure of detailed information about borrowings [line items]
Total of repayments	€ (27)
Bonds maturing June 3, 2026 Variable Rate [member] | One year BDT rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment (as a percent)	0.55%